Related-Party Transactions and Arrangements	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
The Company has incurred commissions, fees and expenses payable to Cole Advisors II and its affiliates in connection with the Offerings, and has incurred and will continue to incur commissions, fees and expenses in connection with the acquisition, management and sale of the assets of the Company.
DRIP Offering
During the year ended December 31, 2012, 2011 and 2010, the Company did not pay any amounts to Cole Advisors II for selling commissions, dealer manager fees, or other organization and offering expense reimbursements incurred in connection with the DRIP Offering.
Acquisitions and Operations
Cole Advisors II or its affiliates receive acquisition and advisory fees of up to 2% of the contract purchase price of each asset for the acquisition, development or construction of properties, and are reimbursed for acquisition expenses incurred in the process of acquiring properties, so long as the total acquisition fees and expenses relating to the transaction do not exceed 4% of the contract purchase price.
The Company paid, and, subject to the advisory and property management matters agreement discussed below, expects to continue to pay, Cole Advisors II an annualized asset management fee of 0.25% of the aggregate asset value of the Company’s aggregate invested assets, as reasonably estimated by the Company’s board of directors. The Company also reimburses certain costs and expenses incurred by Cole Advisors II in providing asset management services.
The Company paid, and, subject to the advisory and property management matters agreement discussed below, expects to continue to pay, Cole Realty Advisors, Inc. (“Cole Realty Advisors”), its property manager and an affiliate of its advisor, up to (1) 2% of gross revenues received from the Company’s single tenant properties and (2) 4% of gross revenues received from the Company’s multi-tenant properties, plus leasing commissions at prevailing market rates; provided however, that the aggregate of all property management and leasing fees paid to affiliates plus all payments to third parties do not exceed the amount that other nonaffiliated management and leasing companies generally charge for similar services in the same geographic location. Cole Realty Advisors may subcontract certain of its duties for a fee that may be less than the fee provided for in the property management agreement. The Company also reimburses Cole Realty Advisors’ costs of managing and leasing the properties.
The Company will reimburse Cole Advisors II for all expenses it paid or incurred in connection with the services provided to the Company, subject to the limitation that the Company will not reimburse Cole Advisors II for any amount by which its operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeds the greater of (1) 2% of average invested assets, or (2) 25% of net income other than any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of assets for that period, unless the Company’s independent directors find that a higher level of expense is justified for that year based on unusual and non-recurring factors. The Company will not reimburse Cole Advisors II for personnel costs in connection with services for which Cole Advisors II receives acquisition fees and real estate commissions.
If Cole Advisors II provides services in connection with the origination or refinancing of any debt financing obtained by the Company that is used to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties, the Company will pay Cole Advisors II or its affiliates a financing coordination fee equal to 1% of the amount available under such financing; provided however, that Cole Advisors II or its affiliates shall not be entitled to a financing coordination fee in connection with the refinancing of any loan secured by any particular property that was previously subject to a refinancing in which Cole Advisors II or its affiliates received such a fee. Financing coordination fees payable from loan proceeds from permanent financing are paid to Cole Advisors II or its affiliates as the Company acquires and/or assumes such permanent financing.
The Company recorded fees and expense reimbursements as shown in the table below for services provided by Cole Advisors II and its affiliates related to the services described above during the periods indicated (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisitions and Operations:
Acquisition and advisory fees and expenses	$159	$2,322	$2,239
Asset management fees and expenses	$9,192	$8,903	$8,485
Property management and leasing fees and expenses	$8,224	$7,710	$7,738
Operating expenses	$1,438	$1,496	$1,494
Financing coordination fees	$1,403	$2,326	$2,020

Liquidation/Listing
If Cole Advisors II or its affiliates provides a substantial amount of services, as determined by the Company’s independent directors, in connection with the sale of one or more properties, including those held indirectly through joint ventures, the Company will pay Cole Advisors II up to one-half of the brokerage commission paid, but in no event to exceed an amount equal to 2% of the sales price of each property sold (the “Real Estate Commission”). In no event will the combined real estate commission paid to Cole Advisors II, its affiliates and unaffiliated third parties exceed 6% of the contract sales price.
If the Company’s portfolio is liquidated, after investors have received a return of their net capital contributions and an 8% annual cumulative, non-compounded return, then Cole Advisors II is entitled to receive 10% of the remaining net sale proceeds.
If the Company’s common stock is listed on a national securities exchange, a fee equal to 10% of the amount by which the market value of the Company’s outstanding stock plus all distributions paid by the Company prior to listing, exceeds the sum of the total amount of capital raised from investors and the amount of cash flow necessary to generate an 8% annual cumulative, non-compounded return to investors will be paid to Cole Advisors II.
If the advisory agreement with Cole Advisors II is terminated, other than termination by the Company because of a material breach of the advisory agreement by Cole Advisors II, a performance fee of 10% of the amount, if any, by which (1) the appraised asset value at the time of such termination plus total distributions paid to stockholders through the termination date exceeds (2) the aggregate capital contribution contributed by investors less distributions from sale proceeds plus payment to investors of an 8% annual, cumulative, non-compounded return on capital. No subordinated performance fee will be paid to the extent that the Company has already paid or become obligated to pay Cole Advisors II a subordinated participation in net sale proceeds or the Subordinated Incentive Listing Fee.
During the year ended December 31, 2012, no commissions or fees were incurred for services provided by Cole Advisors II and its affiliates related to the services described above. During the year ended December 31, 2011, the Company incurred a Real Estate Commission of $382,000 for services provided by Cole Advisors II and its affiliates in connection with the sale of the Company’s interest in an unconsolidated joint venture.
Advisory and Property Management Matters Agreement
In connection with the Merger, on January 22, 2013, the Company and Cole OP II entered into an advisory and property management matters agreement with Cole Advisors II and Cole Realty Advisors (together with the Advisor, the “Advisor Parties”). Spirit is a signatory to the agreement as an express third party beneficiary. The agreement provides, among other things, that the Advisor Parties’ current agreements with the Company and Cole OP II will terminate upon closing of the Merger. The Advisor Parties will continue to be paid the asset management, property management and other fees payable pursuant to the current agreements, as applicable, for services rendered between the date of the Merger Agreement and the closing of the Merger, but agree to waive any fees due upon the termination of their current agreements, including (i) any fees due upon listing of the surviving corporation common stock on the NYSE; (ii) any performance fees due upon the consummation of the Merger; and (iii) any other fees that would be payable under the current agreements with respect to the Merger (including any equity or debt financing transaction that occurs in connection with the consummation of the Merger) and the other transactions contemplated in the Merger Agreement. Upon closing of the Merger, Spirit and Cole Advisors II may enter into a transition services agreement whereby Cole Advisors II will provide property and asset management services to Spirit for amounts agreed upon by the parties.
Due to Affiliates
As of December 31, 2012 and December 31, 2011, $1.9 million and $1.1 million, respectively, had been incurred, primarily for asset management fees and expenses, general and administrative expenses and finance coordination fees, by Cole Advisors II and its affiliates, but had not yet been reimbursed by the Company and were included in due to affiliates on the consolidated balance sheets.